LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Increased Operating Lease Right Of Use Asset And Liability	$ 35,600
Sublease rental payments due in the future	1,476
Operating lease payments	$ 3,000
Lease commenced date	Dec. 31, 2022
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term remaining	5 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term remaining	7 years